Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	2013	2012
Deferred tax assets:
Previously securitized loans	$5,166	$5,921
Allowance for loan losses	7,566	7,100
Deferred compensation payable	3,774	2,812
Underfunded pension liability	1,675	3,029
Accrued expenses	2,830	1,869
Impaired assets	1,028	1,086
Impaired securities losses	9,519	9,814
Unrealized securities losses	1,230	—
Intangible assets	8,081	2,928
Other	3,109	2,963
Total Deferred Tax Assets	43,978	37,522
Deferred tax liabilities:
Unrealized securities gains	—	2,145
Other	1,813	2,640
Total Deferred Tax Liabilities	1,813	4,785
Net Deferred Tax Assets	$42,165	$32,737

No valuation allowance for deferred tax assets was recorded at December 31, 2013 and 2012 as the Company believes it is more likely than not that all of the deferred tax assets will be realized because they were supported by recoverable taxes paid in prior years.

Significant components of the provision for income taxes are as follows (in thousands):

	2013	2012	2011
Current:
Federal	$18,808	$15,509	$20,052
State	1,781	2,259	2,809
Total current tax expense	20,589	17,768	22,861

Total deferred tax expense (benefit)	4,686	2,530	(2,290)
Income tax expense	$25,275	$20,298	$20,571

     A reconciliation of the significant differences between the federal statutory income tax rate and the Company’s effective income tax rate is as follows (in thousands):

	2013	2012	2011

Computed federal taxes at statutory rate	$25,722	$20,735	$21,437
State income taxes, net of federal tax benefit	1,982	1,591	1,654
Tax effects of:
Tax-exempt interest income	(616)	(712)	(785)
Bank-owned life insurance	(1,187)	(1,044)	(1,172)
Tax reserve adjustment	24	8	(70)
Other items, net	(650)	(280)	(493)
Income tax expense	$25,275	$20,298	$20,571

The entire amount of the Company’s unrecognized tax benefits if recognized, would favorably affect the Company’s effective tax rate.   The Company anticipates that it will release $2.6 million over the next 12 months.  A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows (in thousands):

	2013	2012

Balance at January 1,	$4,376	$3,649
Additions for current year tax positions	341	727
Additions for prior year tax positions	—	—
Decreases for prior year tax positions	—	—
Decreases for settlements with tax authorities	—	—
Decreases related to lapse of applicable statute of limitation	—	—
Balance at December 31	$4,717	$4,376

Interest and penalties on income tax uncertainties are included in income tax expense.  During 2013, 2012 and 2011, the provision related to interest and penalties was $0.1 million, $0.2 million, and $0.1 million, respectively.  The balance of accrued interest and penalties at December 31, 2013 and 2012 was $0.3 million and $0.3 million, respectively.

The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2010 through 2012. The Company and its subsidiaries state income tax returns are open to audit under the statute of limitations for the years ended December 31, 2009 through 2012.